Related parties (Details 2) (CHF) Share data in Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Loans to members of the Board of Directors	Dec. 31, 2009 Loans to members of the Board of Directors	Dec. 31, 2011 Loans to members of the Executive Board year	Dec. 31, 2011 Credit Suisse Group Finance (Guernsey) Limited	Dec. 31, 2011 Other unconsolidated SPEs
Activity in loans to related parties
Loans to members of the Executive Board, term (in years)					10
Financing and banking agreements with companies in which current members of the Board of Directors have significant influence				50,000
Highest loan outstanding with an individual Executive Board member					11,000,000
Financing and banking agreements with companies in which current members of the Board of Directors have significant influence, maximum amount over most recent 3 years			10,000,000
Liabilities due to Group's own pension funds	2,424,000,000	1,734,000,000					23,000,000
Amount invested by Swiss pension fund into Mandatory Convertible Securities						350,000,000
Coupon rate of Mandatory Convertible Securities (as a percent)	2.00%
Shares issuable on conversion of Mandatory Convertible Securities (in shares)	16.5